Consolidated Statements of Equity - USD ($) $ in Millions	Total	Series A Preferred Stock	Cumulative Effect, Period of Adoption, Adjustment	Preferred Stock	Preferred Stock Series A Preferred Stock	Common Stock	Common Stock Series A Preferred Stock	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	AOCI	Total Shareholders' Equity	Total Shareholders' Equity Series A Preferred Stock	Total Shareholders' Equity Cumulative Effect, Period of Adoption, Adjustment	Noncontrolling Interests
Beginning balance at Dec. 31, 2019	$ 34,033		$ (48)	$ 2,387		$ 23,824		$ 7,576	$ (48)	$ (1,793)	$ 31,994		$ (48)	$ 2,039
Beginning balance (in shares) at Dec. 31, 2019				2,000,000		838,000,000
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201602Member
Net income (loss) including noncontrolling interests	$ (550)							(401)			(401)			(149)
Issuance of stock	481					$ 481					481
Issuance of stock (in shares)						7,000,000
Stock repurchases	(3,080)					$ (3,080)					(3,080)
Stock repurchases (in shares)						(38,900,000)
Stock awards (net of change in unearned compensation)	29					$ 29					29
Preferred stock dividends (See Note 19)	(65)							(65)			(65)
Common dividends and distributions	(3,037)							(2,873)			(2,873)			(164)
Other comprehensive loss, net of tax	76									76	76
GT&S Transaction closing	(1,367)					17					17			(1,384)
Other	(11)					(13)					(13)			2
Ending balance at Dec. 31, 2020	26,461			$ 2,387		$ 21,258		4,189		(1,717)	26,117			344
Ending Balance (in shares) at Dec. 31, 2020				2,000,000		806,000,000
Net income (loss) including noncontrolling interests	3,314							3,288			3,288			26
Issuance of stock	1,332			$ 992		$ 340					1,332
Issuance of stock (in shares)				1,000,000		4,000,000
Stock repurchases (in shares)						0
Stock awards (net of change in unearned compensation)	28					$ 28					28
Preferred stock dividends (See Note 19)	(68)							(68)			(68)
Common dividends and distributions	(2,083)							(2,036)			(2,036)			(47)
Other comprehensive loss, net of tax	259									259	259
Reclassification of Series A Preferred Stock to Mezzanine Equity		$ (1,610)			$ (1,596)		$ (14)					$ (1,610)
Reclassification of Series A Preferred Stock to Mezzanine Equity (in shares)					(1,000,000)
Sale of non-wholly-owned nonregulated solar facilities	(323)													$ (323)
Other	(2)					(2)					(2)
Ending balance at Dec. 31, 2021	27,308			$ 1,783		$ 21,610		5,373		(1,458)	27,308
Ending Balance (in shares) at Dec. 31, 2021				2,000,000		810,000,000
Net income (loss) including noncontrolling interests	994							994			994
Issuance of stock	1,969					$ 1,969					1,969
Issuance of stock (in shares)						25,000,000
Stock repurchases (in shares)						0
Stock awards (net of change in unearned compensation)	26					$ 26					26
Preferred stock dividends (See Note 19)	(93)							(93)			(93)
Common dividends and distributions	(2,209)							(2,209)			(2,209)
Other comprehensive loss, net of tax	(114)									(114)	(114)
Ending balance at Dec. 31, 2022	$ 27,881			$ 1,783		$ 23,605		$ 4,065		$ (1,572)	$ 27,881
Ending Balance (in shares) at Dec. 31, 2022				2,000,000		835,000,000